Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($)					6 Months Ended
	Jan. 29, 2020	Apr. 23, 2019	Feb. 27, 2019	Jan. 29, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Balance - beginning of year, Number					23,313,164	720,306
Issued to acquire assets, Number	96,833			4,420	96,833	4,420
Shares issued pursuant to a restricted share units plan, Number					10,355
Shares issued pursuant to debt restructuring, Number		15,050,312				15,050,312
Shares issued for cash, Number						7,536,654
Shares issued in payment to suppliers, Number			1,472			1,472
Balance - end of year, Number					23,420,352	23,313,164
Balance - beginning of period					$ 932,951,000	$ 583,117,000
Issued to acquire assets				$ 1,326,000	1,240,000	1,326,000
Shares issued pursuant to a restricted share units plan					9,764,000
Shares issued pursuant to debt restructuring		$ 228,915,000				228,915,000
Shares issued for cash						118,648,000
Shares released from escrow						400,000
Shares issued in payment to suppliers	$ 1,240,000		$ 545,000			545,000
Balance - end of period					$ 943,955,000	$ 932,951,000